CONSOLIDATED STATEMENTS OF OPERATIONS (FY) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net revenues	$ 46,552,000			$ 46,687,000	[1]	$ 48,423,000	$ 46,416,000	$ 94,839,000		$ 136,844,000	$ 141,526,000	[1]	$ 187,993,000	$ 215,531,000	$ 193,146,000
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	2,182,000			3,015,000	[1]					6,729,000	9,748,000	[1]	12,527,000	15,407,000	7,938,000
Sales and marketing	9,671,000			11,544,000	[1]					30,374,000	36,171,000	[1]	47,073,000	82,624,000	56,119,000
Product development	9,484,000			7,748,000	[1]					28,355,000	27,882,000	[1]	36,001,000	50,520,000	35,395,000
General and administrative	16,494,000			18,151,000	[1]	16,779,000	20,909,000	37,688,000		51,549,000	55,839,000	[1]	74,313,000	120,787,000	95,075,000
Depreciation and amortization	3,517,000			3,395,000	[1]					9,641,000	9,417,000	[1],[2]	12,133,000	11,498,000	4,425,000
Asset impairment charges	0			8,382,000						0	8,382,000	[2]	24,403,000	4,317,000	2,372,000
Total costs and expenses	41,348,000			52,235,000	[1]	44,640,000	50,564,000	$ 95,204,000		126,648,000	147,439,000	[1]	206,450,000	285,153,000	201,324,000
Operating income (loss)	5,204,000			(5,548,000)	[1]					10,196,000	(5,913,000)	[1]	(18,457,000)	(69,622,000)	(8,178,000)
Other income (expenses), net
Change in fair value of warrant liability	585,000			(460,000)	[1]				$ 166,500,000	195,000	(780,000)	[1],[2]	1,505,000	25,370,000	166,518,000
Change in tax receivable agreement liability	(548,000)			(69,000)	[1]					(1,486,000)	(689,000)	[1],[2]	(1,256,000)	142,352,000	0
Other income (expense)	98,000			3,565,000	[1]					(362,000)	2,884,000	[1]	2,574,000	(1,674,000)	(6,723,000)
Income (loss) before income taxes	5,339,000			(2,512,000)	[1]					8,543,000	(4,498,000)	[1]	(15,634,000)	96,426,000	151,617,000
Provision for (benefit from) income taxes	21,000			0	[1]					72,000	0	[1]	93,000	179,077,000	(601,000)
Net income (loss)	5,318,000	$ 1,194,000	$ 1,959,000	(2,512,000)	[1]	$ 1,983,000	$ (3,969,000)			8,471,000	(4,498,000)	[1],[2]	(15,727,000)	(82,651,000)	152,218,000
Net income (loss) attributable to noncontrolling interests	1,986,000			(974,000)	[1]					3,183,000	(1,711,000)	[1]	(5,829,000)	33,338,000	91,835,000
Net income (loss) attributable to WM Technology, Inc.	$ 3,332,000			$ (1,538,000)	[1]				$ 137,100,000	$ 5,288,000	$ (2,787,000)	[1]	$ (9,898,000)	$ (115,989,000)	$ 60,383,000
Class A Common Stock:
Weighted average basic shares outstanding - Class A (in shares)													93,244,911	85,027,120	65,013,517
Weighted average diluted shares outstanding - Class A (in shares)													93,244,911	85,027,120	66,813,417
Class A Common Stock
Class A Common Stock:
Basic income (loss) per share - Class A (in dollars per share)	$ 0.03			$ (0.02)	[1]					$ 0.06	$ (0.03)	[1]	$ (0.11)	$ (1.36)	$ 0.93
Diluted income (loss) per share - Class A (in dollars per share)	$ 0.03			$ (0.02)	[1]					$ 0.05	$ (0.03)	[1]	$ (0.11)	$ (1.36)	$ (0.18)
Class A Common Stock:
Weighted average basic shares outstanding - Class A (in shares)	97,166,788			93,651,871	[1]					95,743,064	92,947,191	[1]	93,244,911	85,027,120	65,013,517
Weighted average diluted shares outstanding - Class A (in shares)	97,811,251			93,651,871	[1]					96,761,731	92,947,191	[1]	93,244,911	85,027,120	66,813,417

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.
[2]	For the nine months ended September 30, 2023, provision (recovery) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.